UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin Torchlight Value Fund Master, LLC 230 Park Avenue New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2800

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

TORCHLIGHT INVESTORS

TORCHLIGHT VALUE FUND, INC.

ANNUAL REPORT

OCTOBER 31, 2011

TORCHLIGHT INVESTORS

ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

LETTER TO SHAREHOLDERS

December 2011

TORCHLIGHT VALUE FUND, Inc.

Dear Shareholder,

Enclosed is the annual report for the Torchlight Value Fund, Inc. (the “Fund”). This report covers the period from November 1, 2010 through October 31, 2011. As of October 31, 2011, the net asset value of the Torchlight Value Fund Master (the “Master Fund”), into which all assets of the Fund are invested, was $374,186,994, which included 156 debt securities with a net investment value of $370,131,726 and $4,055,268 of net receivables. Performance information as of October 31, 2011 is presented below along with the performance for the benchmark of the Master Fund.

Annualized Return
(as of October 31, 2011)

	Trailing 1 Year	Trailing 5 Year	Since Index Inception (1)	Since Fund Inception (2)

Torchlight Value Fund, Inc.	7.45%	-1.36%	5.55%	6.55%
Barclays Capital CMBS BBB Index	7.72%	-9.52%	2.07%	N/A

(1)	The Barclays Capital CMBS BBB Index was formed on January 1, 1997
(2)	The Fund was formed on December 24, 1994

Market Overview

Since April, a series of shocks, some unprecedented, have buffeted the CMBS markets. Legacy super-senior spreads widened considerably and weathered historic volatility as a result. Entering May at 175 basis points, the benchmark GSMS 2007-GG10 A4 spread lurched higher with each new systemic shock, reaching 245 basis points as the U.S. debt ceiling approached, breaking through 300 basis points at the time of S&P’s downgrade of the U.S.’s sovereign rating, and gapping wider with each successive failed euro zone resolution and a slew of recessionary economic readings in August and September. The benchmark spread closed out October at 312 basis points over swaps and has traded around that range in the month since.

The market uncertainties that drove CMBS spreads wider made conduit lending less appealing to borrowers and riskier for lenders to warehouse and hedge. The result has been a decline in CMBS issuance over the second and third quarters after a net expansion in the first quarter. Bank lending in the CRE market contracted this year as well; only life insurers had positive net growth in commercial mortgages1. On a positive note, CMBS conduit delinquencies continued to stabilize over the period; they registered 9.70% on October 31, 2011, down slightly from the 9.92% reading six months earlier but higher than the 8.89% reading of October, 20102.

Outside the capital markets, the NCREIF Property Index posted a 7.36% cumulative return over the second and third quarters of 2011, bringing its year-to-date return to 10.97%3. The appraisal-influenced NCREIF returns were stable across each quarter, whereas the transactions based Moody’s/REAL Commercial Property Price Index exhibited higher volatility, reflecting ongoing distressed sales. The Moody’s/REAL Index is up just 0.20% YTD but it surged in the second and third quarter, posting a 9.5% cumulative return over those six months, its first consecutive-quarter outperformance vs. the NCREIF Index since the October 2006 – March 2007 period. Investment sales continued to exceed prior-year comparables, and with $143.5 billion in YTD sales as of September, 2011, this year has surpassed all of 20104. Continued investor appetite for the underlying assets bodes well for the CMBS market.

Generally positive U.S. economic readings in the last two months of the year and upward revisions to August’s and September’s abysmal job reports may provide positive momentum heading in 2012. However, the early-December euro zone pact failed to provide markets the clarity they sought and the outcome has been suspended again. In the meantime, market volatility will persist. In this environment, we believe the Fund’s well-seasoned collateral and strong cash yield will serve to protect it as the markets find their equilibrium.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

As always, we appreciate the confidence you have placed in us and if you have any questions, please feel free to call me at (212) 883-2541 or Robert Kopchains at (212) 883-2692.

Regards,

Daniel Heflin
President

1. Federal Reserve Flow of Funds (Z.1) Q3 2011
2. Torchlight Investors, Trepp. Includes all conduit mortgages securitized as CMBS that are 30+ days or more delinquent, REO, or non-performing maturities.
3. Bloomberg
4. Real Capital Analytics

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PERFORMANCE OVERVIEW (unaudited)

Growth in Value of a $10,000 Investment in the Torchlight Value Fund and the Barclays Capital CMBS BBB Index (1)
(December 31, 1994 to October 31, 2011)

(1)	The Barclays Capital CMBS BBB Index was formed on January 1, 1997

The Barclays Capital CMBS BBB Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the BBB component of the Investment Grade CMBS index.

Unlike the returns of the Fund, the returns of the Barclays Capital CMBS BBB Index do not include the adverse effects of shareholder transactions costs and fund operating expenses. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER*

Torchlight Investors is an SEC registered investment adviser with $3.3 billion under management. Torchlight has over 50 employees and a seasoned senior management team averaging 25 years of experience. Torchlight has been managing commercial real estate related debt investments for its institutional clients since 1995.

*Information as of October 31, 2011

FUND OBJECTIVE

Torchlight Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2011
Net Asset Value	$374.2 MM
Portfolio Positions	156
Nominal Yield to Maturity	26.6%
Average Rating	BBB
Spread to U.S. Treasury	2,565 bps
Weighted Average Life	3.2 years
Average Modified Duration	2.2 years
Portfolio Distribution†:
CMBS	97.2%
Other (includes Treasuries)	2.8%

†

Portfolio Distribution is based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HIGHLIGHTS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC
(As of October 31, 2011)

PORTFOLIO DISTRIBUTION1

COLLATERAL DISTRIBUTION1

(1)

Based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

(2)	Rating groups include “+” and “-”. Split rated bonds shown at the lowest rating.
(3)	Other includes collateral distributions of less than 3% of the outstanding principal balance.

Source: Torchlight Investors and Trepp, LLC

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
TORCHLIGHT VALUE FUND, INC.

Per Share Operating Performance
For a Share Outstanding Throughout Each Period

	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007

Net Asset Value, Beginning of Year	$5.48	$4.30		$4.48		$8.28		$9.35

Income (Loss) from Investment Operations
Net Investment Income (1)	0.38	0.49		0.60		0.57		0.53
Net Realized and Unrealized Gain (Loss)	0.03	1.14		(0.27)		(3.87)		(1.06)

Total Income (Loss) from Investment Operations	0.41	1.63		0.33		(3.30)		(0.53)

Distributions from:
Net Investment Income	(0.39)	(0.45)		(0.51)		(0.50)		(0.54)
Return of Capital	(0.01)	—		—		—		—

Total Distributions	(0.40)	(0.45)		(0.51)		(0.50)		(0.54)

Net Asset Value, End of Year	$5.49	$5.48		$4.30		$4.48		$8.28

Total Investment Return (2)	7.45%	39.19	%(3)	13.70	%(3)	(41.58	)%(3)	(6.01	)%(3)

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$345,646	$315,053		$313,059		$283,461		$401,512
Ratio of Net Expenses to Average Net Assets (4)	0.79%	0.80%		0.80%		0.80%		0.80%
Ratio of Net Investment Income to Average Net Assets (4)	6.66%	10.30%		18.88%		8.21%		5.86%
Ratio of Fees and Expenses Waived Under Contractual Obligation to Average Net Assets	0.00%	0.02%		0.15%		0.01%		0.01%
Portfolio Turnover Rate (5)	—	—		—		—		—

(1)	Calculated based upon average shares outstanding throughout the year.
(2)

Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value on the ex-dividend date.

(3)	Total investment return would have been lower had certain fees not been waived during the year.
(4)	Includes the Fund’s share of expenses allocated from the Master Fund.
(5)	Portfolio turnover rate is shown in the Financial Highlights section of the Financial Statements for the Torchlight Value Fund Master, LLC.

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statement of Assets and Liabilities
October 31, 2011

Assets
Investment in Torchlight Value Fund Master, LLC (“Master Fund”), at Fair Value	$346,271,702

Total Assets	346,271,702

Liabilities
Accrued Advisory Fees - Note C	556,628
Accrued Audit and Tax Fees	50,000
Other Accrued Expenses	18,678

Total Liabilities	625,306

Net Assets	$345,646,396

Net Assets Consist of:
Paid in Capital	$513,774,045
Accumulated Undistributed Net Investment Income	16,457,443
Accumulated Net Realized Loss	(83,352,002)
Net Unrealized Depreciation	(101,233,090)

Net Assets	$345,646,396

Net Assets	$345,646,396
Common Stock
Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)	63,010,446
Net Asset Value Per Share	$5.49

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statement of Operations
Year Ended October 31, 2011

Investment Income
Interest Income Allocated from the Master Fund	$25,818,399
Expenses Allocated from the Master Fund	(440,089)

Total Investment Income	25,378,310

Expenses
Advisory Fees - Note C	2,183,944
Audit and Tax Fees	49,909
Directors’ Fees	24,000
Transfer Agent Fees - Note E	16,613
Administrative Fees - Note D	12,133
Other Expenses	8,305

Total Expenses	2,294,904

Net Investment Income	23,083,406

Realized and Unrealized Gain (Loss) on Investments Allocated from the Master Fund
Net Realized Gain on Investments Allocated from the Master Fund	3,413,113
Net Change in Unrealized Depreciation on Investments Allocated from the Master Fund	(2,783,180)

Net Gain on Investments	629,933

Net Increase in Net Assets Resulting from Operations	$23,713,339

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statements of Changes In Net Assets

	Year Ended October 31, 2011	Year Ended October 31, 2010

Increase in Net Assets Resulting from Operations:
Net Investment Income	$23,083,406	$31,299,629
Net Realized Gain (Loss)	3,413,113	(1,407,541)
Net Change in Unrealized Depreciation	(2,783,180)	70,898,597

Net Increase in Net Assets Resulting from Operations	$23,713,339	100,790,685

Distributions from:
Net Investment Income	(23,687,266)	(27,914,818)
Return of Capital	(551,691)	—

Capital Share Transactions:
Proceeds from Shares Issued	10,363,000	1,600,061
Proceeds from Reinvestment of Distributions	22,062,892	24,487,572
Cost of Shares Repurchased	(1,307,122)	(96,969,476)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	31,118,770	(70,881,843)

Total Increase in Net Assets	30,593,152	1,994,024
Net Assets:
Beginning of Year	315,053,244	313,059,220

End of Year (including undistributed net investment income of $16,457,443 in 2011 and $13,694,457 in 2010, respectively)	$345,646,396	$315,053,244

Shares Issued and Redeemed:
Shares Issued	1,831,876	292,201
Shares Issued for Reinvestment of Distributions	3,868,650	4,974,826
Shares Redeemed	(224,712)	(20,454,878)

Net Increase (Decrease) in Capital Share Transactions	5,475,814	(15,187,851)

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

Statement of Cash Flows
Year Ended October 31, 2011

Cash Flows from Operating Activities:
Net Increase in Net Assets Resulting from Operations	$23,713,339
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Increase in Investment in the Master Fund	(30,730,197)
Net Change in Operating Assets and Liabilities:
Increase in Accrued Advisory Fees	133,931
Increase in Other Accrued Expenses	3,778
Decrease in Redemption Payable	(664)

Net Cash Used in Operating Activities	(6,879,813)

Cash Flows from Financing Activities:*
Subscriptions Received	10,363,000
Redemptions Paid	(1,307,122)
Distributions Paid	(2,176,065)

Net Cash Provided by Financing Activities	6,879,813

Net Change in Cash	—
Cash at Beginning of Year	—

Cash at End of Year	$—

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $22,062,892.

See Notes to Financial Statements and Attached Financial Statements of Torchlight Value Fund Master, LLC.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

October 31, 2011

A.

Organization: The Torchlight Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund was formed on December 24, 1994 and prior to July 8, 1999 operated as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund is organized as a feeder fund in a “master/feeder fund” structure, and Torchlight Value Fund Master, LLC (the “Master Fund”) is the master fund. The Fund invests all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2011, the Fund’s proportionate interest in the net assets of the Master Fund was 92.5%. The Master Fund utilizes the services of the Adviser, Torchlight Investors, LLC, to invest the assets of the Fund, together with the assets of another feeder fund, Torchlight Value Fund plc, which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including its Portfolio Holdings, are attached to this report and should be read in conjunction with the Fund’s financial statements.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: The Fund records its investment in the Master Fund at fair value, which generally represents its proportionate ownership of the Members’ Capital of the Master Fund. Valuation of the investments of the Master Fund is further discussed in Note B1 to its financial statements which are attached herein.

2.

Investment Income and Expenses: The Fund records its proportionate share of the Master Fund’s income, expenses, and realized and unrealized gains and losses. Income and expenses that are directly attributable to the Fund are recorded on an accrual basis as earned or as incurred.

3.

Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund’s policy to comply with the requirements of Subchapter M and distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of October 31, 2011, no provision for income taxes is required in the financial statements. The Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the year ended October 31, 2011, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

B.	Summary of Significant Accounting Policies (continued):

4.

Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash.

The amount and character of income and capital gain distributions paid are determined in accordance with Federal income tax regulations which may differ from GAAP.

	5.	Other: Contributions to and withdrawals of interests from the Master Fund are accounted for on the trade date, which is the date the trade was executed.

C.

Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including advisory fees) do not exceed 0.80% of the Fund’s net asset value. Any out-of-pocket due diligence and other expenses (which may include, but will not be limited to legal, appraisal, environmental, and site visit expenses) incurred by the Adviser in directly managing the Fund’s investments will not be included as Fund operating expenses for purposes of calculating a management fee waiver. For the year ended October 31, 2011, the Adviser did not waive fees pursuant to this provision.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.

Transfer Agent: Huntington Asset Services, Inc. served as the Fund’s Transfer Agent pursuant to a mutual fund services agreement for the year ended October 31, 2011. Effective November 28, 2011, Computershare Trust Company, N.A. serves as the Fund’s Transfer Agent pursuant to transfer agency and service agreement.

F.	Income Taxes: At October 31, 2011, the components of net assets on a tax basis were as follows:

Undistributed ordinary income	$—

Accumulated net realized loss*	(83,352,002)

Net unrealized depreciation	(84,775,647)

* The accumulated net realized loss carryforward may be used to offset future gains and will expire as follows if not utilized:

Losses expiring on 10/31/2013:	$—
Losses expiring on 10/31/2014:	—
Losses expiring on 10/31/2015:	—
Losses expiring on 10/31/2016:	(39,015,102)
Losses expiring on 10/31/2017:	(42,552,286)
Losses expiring on 10/31/2018:	(1,784,614)

Total net realized loss carryforward	$(83,352,002)

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND, INC.

F.	Income Taxes (continued):

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2011 and October 31, 2010, were as follows:

	2011	2010

Ordinary income	$23,687,266	$27,914,818
Long-term capital gain	—	—
Return of Capital	551,691	—

	$24,238,957	$27,914,818

During the year ended October 31, 2011, as a result of permanent book to tax differences primarily due to the treatment of gains and losses on paydown securities, amortization and accretion of premiums and discounts and allocated net investment income and realized capital gains from the Master Fund, as well as distributions in excess of net investment income, the Fund increased undistributed net investment income by $3,918,537, decreased accumulated net realized loss by $548,564, and decreased paid in capital by $4,467,101.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“Post-Enactment Losses”) for an unlimited period. However, the 2010 Act requires Post-Enactment Losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

G.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H.

Subsequent Events: Management has evaluated the effect of subsequent events that may require disclosure on the Fund’s financial statements and determined that there are no subsequent events that would require disclosure in the Fund’s financial statements.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TORCHLIGHT VALUE FUND, INC.

The Board of Directors and Shareholders of Torchlight Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Torchlight Value Fund, Inc. (the “Fund”) as of October 31, 2011, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torchlight Value Fund, Inc. at October 31, 2011, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 20, 2011

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FUND EXPENSES (unaudited)
TORCHLIGHT VALUE FUND, INC.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Torchlight Value Fund, Inc.
Actual	$1,000.00	$943.71	0.79%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	0.79%	$4.01

*Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/11. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2692 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
TORCHLIGHT VALUE FUND MASTER, LLC

	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

Total Investment Return(1)	8.15%	40.03%	14.48%	(41.15)%	(5.61)%

Ratios and Supplemental Data

Members’ Capital, End of Year (in Thousands)	$374,187	$341,608	$346,064	$315,452	$470,195
Ratio of Expenses to Average Members’ Capital	0.13%	0.15%	0.27%	0.16%	0.17%
Ratio of Net Investment Income to Average Members’ Capital	7.36%	10.93%	19.40%	8.84%	7.02%
Portfolio Turnover Rate	36%	37%	73%	87%	104%

(1)

Total investment return is based on net increase (decrease) in the Master Fund’s members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the year.

See Notes to Financial Statements.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2011

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (96.10%)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (b)	$2,561,588	$386,031	(c),(d),(e)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	2,000,000	—	(c),(d),(e),(f)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	—	(c),(d),(e),(f)
Arbor Realty Mortgage Securities.	0.862% due 02/21/2040 (b)	2,695,043	2,102,133	(c),(d),(e),(g)
Banc of America Large Loan, Inc.	1.999% due 11/15/2015 (b)	16,373,047	14,910,934	(g)
Banc of America Large Loan, Inc.	5.816% due 05/15/2046 (b)	4,500,000	4,146,840	(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	6.721% due 06/11/2035 (b)	9,054,108	8,155,850	(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	9,253,394	4,374,135	(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.587% due 02/10/2051 (b)	245,389,219	3,696,739	(d),(g),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	1.022% due 11/10/2038 (b)	55,404,305	931,900	(g), (h)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	12,300,000	11,377,500	(d)
Capital Trust Re CDO Ltd.	5.267% due 06/25/2035 (b)	15,000,000	13,885,500	(c),(d),(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (b)	40,500,000	1,376,571	(d),(g),(h)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (b)	2,500,000	2,593,250	(g)
Commercial Mortgage Pass-Through Certificates	0.379% due 12/15/2020 (b)	4,000,000	3,520,000	(d),(g)
Commercial Mortgage Pass-Through Certificates	2.639% due 07/10/2046 (b)	29,625,129	2,833,750	(d),(g),(h)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (b)	3,638,000	2,681,410	(d),(g)
Commercial Mortgage Pass-Through Certificates	0.699% due 12/15/2020 (b)	1,351,448	1,169,002	(d),(g)
Credit Suisse First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	3,000,000	2,872,830	(g)
Credit Suisse First Boston Mortgage Securities Corp.	0.682% due 12/15/2035 (b)	78,162,695	336,006	(d),(g),(h)
Credit Suisse Mortgage Capital Certificates	0.899% due 04/15/2022 (b)	3,000,000	1,778,817	(d),(f),(g)
Credit Suisse Mortgage Capital Certificates	0.107% due 01/15/2049 (b)	311,588,640	1,598,917	(d),(g),(h)
Credit Suisse Mortgage Capital Certificates	0.699% due 10/15/2021 (b)	1,200,000	938,213	(d)(g)
Credit Suisse Mortgage Capital Certificates	5.795% due 09/15/2039 (b)	16,000,000	483,762	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	11,196,000	8,117,100	(d),(g)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (b)	8,000,000	3,602,856	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	2,500,000	2,444,325
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	2,193,245	2,243,602
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	5,200,000	1,346,223	(d)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	3,325,000	976,373	(d),(f)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	12,523,000	751,380	(d),(g)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	559,584	(d),(g)
DBUBS Mortgage Trust	1.648% due 08/10/2044 (b)	27,955,471	1,591,821	(d),(g),(h)
DBUBS Mortgage Trust	1.570% due 11/10/2046 (b)	15,791,687	909,397	(d),(g),(h)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (b)	8,409,483	8,402,334
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,500,000	5,467,351	(d)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,300,000	4,232,983	(c),(d)

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2011

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DLJ Commercial Mortgage Corp.	8.067% due 11/10/2033	$1,899,000	$1,867,192	(g)
DLJ Commercial Mortgage Corp.	8.000% due 11/10/2033	1,275,000	1,273,036	(g)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,098,560	551,534	(c),(d)
DR Structured Finance Corp.	8.375% due 08/15/2015	265,865	106,991	(c),(d)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	60,026	(c),(d)
Extended Stay America Trust	5.498% due 11/05/2027 (b)	5,000,000	4,919,850
First Union National Bank Commercial Mortgage	6.000% due 12/12/2033 (b)	5,000,000	4,625,000	(d)
FREMF Mortgage Trust	5.159% due 04/25/2021 (b)	2,000,000	1,767,981	(d),(g)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	3,000,000	3,006,780	(g)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,797,450	(g)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045	3,000,000	2,791,110	(g)
GE Capital Commercial Mortgage Corp.	5.493% due 11/10/2045	5,481,000	2,001,179	(d),(g)
GE Capital Commercial Mortgage Corp.	1.247% due 01/10/2038 (b)	98,572,875	1,172,327	(d),(g),(h)
GE Capital Commercial Mortgage Corp.	5.409% due 05/10/2043 (b)	2,972,000	256,335	(d),(g)
GE Capital Commercial Mortgage Corp.	5.467% due 06/10/2048 (b)	2,200,000	198,000	(d),(g)
GE Capital Commercial Mortgage Corp.	5.969% due 12/10/2049 (b)	3,000,000	72,564	(d),(f),(g)
G-Force LLC	5.090% due 08/22/2036 (b)	4,700,000	3,976,670	(c)(d),(e)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (b)	7,835,805	5,820,624	(d)
Gramercy Real Estate CDO	0.738% due 07/25/2035 (b)	6,462,738	4,980,186	(d),(e),(g)
Greenwich Capital Commercial Funding Corp.	0.502% due 03/10/2039 (b)	293,601,786	3,219,050	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	0.128% due 12/10/2049 (b)	185,588,287	1,254,001	(d),(g),(h)
GS Mortgage Securities Corp. II	1.333% due 03/10/2044 (b)	80,680,004	4,484,138	(d),(g),(h)
GS Mortgage Securities Corp. II	1.952% due 08/10/2044 (b)	21,862,000	2,022,803	(d),(g),(h)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030 (b)	2,020,938	2,016,613
GS Mortgage Securities Corp. II	0.395% due 05/03/2032 (b)	65,000,000	1,474,414	(d),(g),(h)
GS Mortgage Securities Corp. II	5.580% due 12/20/2049 (b)	5,000,000	975,000	(c),(d),(e),(g)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028 (b)	2,000,000	517,614	(d),(g)
GS Mortgage Securities Corp. II	0.895% due 07/10/2039 (b)	117,400,552	502,474	(g),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (b)	21,780,000	72,593	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.389% due 07/15/2046 (b)	10,000,000	7,227,300	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.314% due 08/15/2046 (b)	7,644,000	5,423,792	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.744% due 05/15/2045	225,755,927	4,678,837	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.390% due 08/05/2032 (b)	5,000,000	4,389,250	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	4,233,879	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.531% due 06/12/2041	4,000,000	3,949,160	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.434% due 06/12/2047	297,280,638	3,502,977	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	3,417,000	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.618% due 05/15/2047	217,787,358	3,114,860	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.355% due 02/16/2046 (b)	21,877,427	1,392,006	(d),(g),(h)

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2011

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.962% due 11/15/2043 (b)	$14,457,074	$1,387,403	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.646% due 02/15/2051	119,593,654	1,366,979	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.506% due 01/15/2049	74,930,543	808,546	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.622% due 08/12/2037 (b)	2,910,000	698,400	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.770% due 05/15/2045 (b)	2,000,000	571,428	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.350% due 08/15/2042 (b)	2,500,000	206,250	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	13,749,314	183,269	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.256% due 02/15/2051 (b)	3,600,000	124,398	(d),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.978% due 05/15/2047 (b)	5,500,000	20,625	(d),(f),(g)
LB Commercial Conduit Mortgage Trust	6.000% due 10/15/2035 (b)	322,815	322,496
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (b)	5,091,000	5,066,869	(g)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036	4,000,000	3,878,960	(g)
LB UBS Commercial Mortgage Trust	0.689% due 11/15/2038 (b)	89,726,802	2,070,832	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.196% due 02/15/2040 (b)	143,733,592	1,603,420	(d),(g),(h)
LB UBS Commercial Mortgage Trust	4.846% due 02/15/2037 (b)	1,600,000	1,384,000	(d),(g)
LB UBS Commercial Mortgage Trust	0.263% due 04/15/2040 (b)	136,513,274	1,109,102	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.478% due 02/15/2040	45,596,382	819,682	(d),(g),(h)
LB UBS Commercial Mortgage Trust	0.542% due 02/15/2040	41,729,107	772,840	(d),(g),(h)
LB UBS Commercial Mortgage Trust	6.243% due 07/15/2040 (b)	19,095,000	593,835	(d),(f),(g)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (b)	3,000,000	528,750	(d),(g)
LNR CDO Ltd.	0.715% due 07/24/2022 (b)	4,294,609	3,762,077	(d),(e),(g)
LNR CDO Ltd.	0.775% due 07/23/2018 (b)	2,223,946	1,881,681	(d),(e),(g)
Mach One Trust Commercial Mortgage-Backed	6.123% due 05/28/2040 (b)	1,706,000	1,546,318	(c),(d),(e),(g)
Merrill Lynch Mortgage Investors, Inc.	6.250% due 12/10/2029	4,134,609	4,202,830	(g)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	4,862,350	(g)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	2,729,999	(d),(g)
Merrill Lynch Mortgage Trust	5.676% due 09/12/2042 (b)	3,200,000	204,000	(d),(g)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (b)	3,107,000	144,994	(d),(f),(g)
Merrill Lynch Mortgage Trust	5.391% due 11/12/2037 (b)	579,000	26,055	(d),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.810% due 12/12/2049	98,466,121	1,731,448	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.664% due 09/12/2049	134,451,766	1,559,640	(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.479% due 03/12/2051 (b)	129,088,554	1,214,401	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.312% due 12/12/2049 (b)	108,295,769	1,125,745	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.134% due 09/12/2049 (b)	173,623,388	974,895	(d),(g),(h)
Morgan Stanley Capital I	4.770% due 07/15/2056	3,500,000	3,326,680
Morgan Stanley Capital I	6.010% due 11/15/2030 (b)	3,118,904	3,040,549	(d)
Morgan Stanley Capital I	0.626% due 03/15/2044 (b)	151,311,754	2,448,224	(g),(h)
Morgan Stanley Capital I	0.993% due 09/15/2047 (b)	55,199,924	2,186,176	(d),(g),(h)
Morgan Stanley Capital I	0.435% due 11/12/2049 (b)	109,823,527	1,295,390	(d),(g),(h)

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2011

		Principal Amount	Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I	0.425% due 02/12/2044 (b)	146,245,487	1,168,999	(d),(g),(h)
Morgan Stanley Capital I	0.302% due 09/15/2047 (b)	69,000,000	1,141,619	(d),(g),(h)
Morgan Stanley Capital I	0.899% due 07/15/2019 (b)	1,400,000	852,677	(d),(f),(g)
Morgan Stanley Capital I	0.537% due 06/13/2041 (b)	132,893,225	719,258	(d),(g),(h)
Morgan Stanley Reremic Trust	5.984% due 08/12/2045 (b)	12,000,000	11,308,560	(g)
PNC Mortgage Acceptance Corp.	6.850% due 12/10/2032 (b)	2,455,000	2,190,727	(c),(d),(g)
Prudential Securities Secured Financing Corp.	6.989% due 04/15/2013	3,000,000	2,990,790	(g)
RBSCF Trust	4.970% due 04/16/2040 (b)	1,500,000	1,419,783	(d),(g)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (b)	1,000,000	1,044,800	(g)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (b)	3,000,000	2,166,000	(d),(g)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (b)	15,606,000	11,675,855	(d)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	7,215,460	(g)
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035	6,500,000	6,425,055	(g)
Wachovia Bank Commercial Mortgage Trust	5.206% due 11/15/2035 (b)	14,396,000	5,697,042	(d),(g)
Wachovia Bank Commercial Mortgage Trust	0.476% due 12/15/2043 (b)	263,681,586	4,211,549	(d),(g),(h)
Wachovia Bank Commercial Mortgage Trust	5.466% due 01/15/2045	3,000,000	3,045,000	(g)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (b)	2,500,000	2,510,975	(g)
Wachovia Bank Commercial Mortgage Trust	0.247% due 04/15/2047 (b)	137,065,407	1,192,125	(d),(g),(h)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (b)	4,036,500	538,199	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.283% due 04/15/2042 (b)	1,000,000	206,250	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.953% due 10/15/2048 (b)	5,000,000	187,500	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.963% due 10/15/2048 (b)	5,000,000	131,250	(d),(g)
Wachovia Bank Commercial Mortgage Trust	5.829% due 12/15/2043 (b)	12,500,000	43,188	(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.771% due 04/15/2047 (b)	1,000,000	3,455	(d),(f),(g)
Wells Fargo Commercial Mortgage Trust	1.465% due 11/15/2043 (b)	11,320,678	931,219	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	0.901% due 06/15/2044 (b)	22,837,211	941,334	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	1.740% due 03/15/2044 (b)	10,943,838	938,347	(d),(g),(h)
Total Commercial Mortgage-Backed Securities (Cost $480,079,671)			359,586,567
MORTGAGE-BACKED SECURITIES (0.78%)
Government National Mortgage Association	1.395% due 09/16/2046	$17,742,410	$1,166,289	(d),(g),(h)
Government National Mortgage Association	1.110% due 11/16/2047	21,124,505	895,679	(g),(h)
Government National Mortgage Association	1.163% due 01/16/2052	15,926,156	867,566	(d),(g),(h)
Total Mortgage-Backed Securities (Cost $3,215,252)			2,929,534

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

PORTFOLIO HOLDINGS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2011

		Principal Amount	Value (a)

MEZZANINE LOAN (0.63%)
Hilton Worldwide	3.460% due 11/12/2012	$3,000,000	$2,346,371	(d)
Total Mezzanine Loan (Cost $2,688,750)			2,346,371
CORPORATE BOND (0.00%)
Cresent Resources TLB	8.000% due 12/31/2049	8,670	7,210	(c),(d)
Total Corporate Bond (Cost $2,393)			7,210
MONEY MARKET FUND (1.41%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00%(i)		5,262,044	5,262,044
Total Money Market Fund (Cost $5,262,044)			5,262,044
TOTAL SECURITIES (98.92%) (Cost $491,248,110)(j)			370,131,726
OTHER ASSETS, NET OF LIABILITIES (1.08%)			4,055,268
MEMBERS’ CAPITAL (100.00%)			$374,186,994

(a)	See Notes to Financial Statements.
(b)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2011 was $275,084,534 or 73.52% of the Master Fund’s members’ capital.

(c)	Illiquid security. At October 31, 2011, illiquid securities with aggregate principal of $47,212,466 had a value of $30,021,123 which represented 8.02% of the Master Fund’s members’ capital.
(d)

Fair valued security. At October 31, 2011, the fair valued securities represented 59.42% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. Fair valued securities are not necessarily an indication of such securities being designated as Level 3. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s). See Note B1.

(e)	CDO security. At October 31, 2011, collateralized debt obligations in aggregate had a value of $33,495,596 which represented 8.95% of the Master Fund’s members’ capital.
(f)	Defaulted security.
(g)	Variable rate security.
(h)

Interest-only security. At October 31, 2011, interest-only securities in aggregate had a value of $76,741,695 which represented 20.51% of the Master Fund’s members’ capital. Amount shown as principal represents current face amount of the underlying security.

(i)	Rate shown reflects effective yield at October 31, 2011.
(j)

The cost for federal income tax purposes was $474,469,187. At October 31, 2011 net unrealized depreciation for all securities based on tax cost was $104,337,461. This consisted of aggregate gross unrealized appreciation for all securities of $14,055,207 and aggregate gross unrealized depreciation for all securities of $118,392,668.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

SUMMARY OF RATINGS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2011

	Portfolio Distribution by Rating (a)

Issuer	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities
Ansonia CDO Ltd.	—	—	—	—	—	—	—	0.10	—	—	—	0.10
Arbor Realty Mortgage Securities	—	—	—	—	0.56	—	—	—	—	—	—	0.56
Banc of America Large Loan, Inc.	—	1.11	—	—	—	—	—	—	—	—	3.98	5.09
Banc of America Merrill Lynch Commercial Mortgage, Inc.	1.24	—	—	—	—	2.18	—	—	—	1.17	—	4.59
Bank of America-First Union National Bank Commercial Mortgage, Inc.	—	—	—	—	—	3.04	—	—	—	—	—	3.04
Capital Trust Re CDO Ltd.	—	—	—	—	—	3.71	—	—	—	—	—	3.71
Citigroup/Deutsche Bank Commercial Mortgage Trust	—	—	—	0.37	—	—	—	—	—	—	—	0.37
Commercial Mortgage Acceptance Corp.	—	—	0.69	—	—	—	—	—	—	—	—	0.69
Commercial Mortgage Pass-Through Certificates	0.76	—	0.94	—	0.66	0.37	—	—	—	—	—	2.73
Credit Suisse Mortgage Capital Certificates	0.43	—	—	—	—	—	0.25	—	0.13	0.47	—	1.28
CS First Boston Mortgage Securities Corp.	0.69	0.66	0.77	2.17	—	0.96	0.51	—	—	0.46	—	6.22
DBUBS Mortgage Trust	0.67	—	—	—	—	—	—	—	—	—	—	0.67
DLJ Commercial Mortgage Corp.	—	—	2.59	—	0.50	2.59	—	—	—	—	—	5.68
DR Structured Finance Corp.	—	—	—	—	—	—	—	—	—	—	0.19	0.19
Extended Stay America Trust	—	—	—	1.31	—	—	—	—	—	—	—	1.31
First Union National Bank Commercial Mortgage	—	—	—	—	1.24	—	—	—	—	—	—	1.24
FREMF Mortgage Trust	—	—	0.47	—	—	—	—	—	—	—	—	0.47
GE Capital Commercial Mortgage Corp.	1.12	0.75	0.75	—	0.53	—	—	0.07	—	0.07	—	3.29
G-Force LLC	—	—	—	—	—	—	1.06	—	—	—	—	1.06
GMAC Commercial Mortgage Securities, Inc.	—	—	—	—	—	—	1.56	—	—	—	—	1.56
Gramercy Real Estate CDO	—	—	—	1.33	—	—	—	—	—	—	—	1.33
Greenwich Capital Commercial Funding Corp.	1.20	—	—	—	—	—	—	—	—	—	—	1.20
GS Mortgage Securities Corp. II	2.26	—	—	—	0.54	—	—	0.26	0.14	0.02	—	3.22
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.34	1.06	—	5.69	0.91	0.34	—	0.05	—	0.09	—	12.48
LB Commercial Conduit Mortgage Trust	—	—	—	0.09	—	—	—	—	—	—	—	0.09
LB UBS Commercial Mortgage Trust	1.70	—	1.04	0.37	—	1.35	—	—	0.16	0.14	—	4.76
LNR CDO Ltd.	—	—	1.51	—	—	—	—	—	—	—	—	1.51
Mach One Trust Commercial Mortgage-Backed	—	—	—	—	—	0.41	—	—	—	—	—	0.41

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

SUMMARY OF RATINGS (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2011

	Portfolio Distribution by Rating (a)

Issuer (continued)	AAA	AA+ to AA-	A+ to A-	BBB+ to BBB-	BB+ to BB-	B+to B-	CCC+to CCC-	CC	C	D	NR	Total

Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors, Inc.	—	—	—	—	1.12	—	—	—	—	—	—	1.12
Merrill Lynch Mortgage Trust	—	—	1.30	—	0.73	—	—	—	—	0.10	—	2.13
Merrill Lynch/Countrywide Commercial Mortgage Trust	1.77	—	—	—	—	—	—	—	—	—	—	1.77
Morgan Stanley Capital I	2.08	0.89	—	0.81	0.23	—	—	—	—	—	0.31	4.32
Morgan Stanley Reremic Trust	—	—	1.51	1.51	—	—	—	—	—	—	—	3.02
PNC Mortgage Acceptance Corp.	—	—	—	—	—	—	0.59	—	—	—	—	0.59
Prudential Securities Secured Financing Corp.	—	—	0.80	—	—	—	—	—	—	—	—	0.80
RBSCF Trust	0.38	—	—	—	—	—	—	—	—	—	—	0.38
Salomon Brothers Mortgage Securities VII, Inc.	—	0.28	—	—	—	—	0.58	—	—	—	—	0.86
Wachovia Bank Commercial Mortgage Trust	1.44	4.32	0.81	—	3.12	0.91	0.67	0.05	—	0.19	—	11.51
Wells Fargo Commercial Mortgage Trust	0.25	—	—	—	—	—	—	—	—	—	—	0.25
WF-RBS Commercial Mortgage Trust	0.50	—	—	—	—	—	—	—	—	—	—	0.50
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	20.83	9.07	13.18	13.65	10.14	15.86	5.22	0.53	0.43	2.71	4.48	96.10
TOTAL MORTGAGE-BACKED SECURITIES	0.78	—	—	—	—	—	—	—	—	—	—	0.78
TOTAL MEZZANINE LOAN	—	—	—	—	—	—	—	—	—	—	0.63	0.63
TOTAL CORPORATE BOND	—	—	—	—	—	—	—	—	—	—	—	—
TOTAL MONEY MARKET FUND	1.41	—	—	—	—	—	—	—	—	—	—	1.41
TOTAL SECURITIES	23.02	9.07	13.18	13.65	10.14	15.86	5.22	0.53	0.43	2.71	5.11	98.92	(a)

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital
October 31, 2011

Assets
Investments, at Fair Value (Cost $491,248,110)	$370,131,726
Interest Receivable	4,425,348
Contribution Receivable	5,000
Other Assets	1,876

Total Assets	374,563,950

Liabilities
Payable for Securities Purchased	16,393
Cash Distribution Payable	172,395
Accrued Audit and Tax Fees	120,500
Accrued Administrative Fees - Note D	42,233
Accrued Custodian Fees - Note D	9,324
Other Accrued Expenses	16,111

Total Liabilities	376,956

Members’ Capital	$374,186,994

Members’ Capital
Represented by:
Net Capital	$495,303,378
Accumulated Net Unrealized Depreciation on Investments	(121,116,384)

Total Members’ Capital	$374,186,994

See Notes to Financial Statements.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Operations
Year Ended October 31, 2011

Investment Income
Interest	$27,858,858

Expenses
Administrative Fees - Note D	162,335
Audit and Tax Fees	116,700
Legal Fees	115,582
Custodian Fees - Note D	33,402
Directors’ Fees	24,000
Insurance Expense	10,667
Other	12,303

Total Expenses	474,989

Net Investment Income	27,383,869

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	3,691,976
Net Change in Unrealized Depreciation on Investments	(2,945,447)

Net Gain on Investments	746,529

Net Increase in Members’ Capital Resulting from Operations	$28,130,398

See Notes to Financial Statements.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Year Ended October 31, 2011	Year Ended October 31, 2010

Increase in Members’ Capital Resulting from Operations:
Net Investment Income	$27,383,869	$36,286,172
Net Realized Gain (Loss) on Investments	3,691,976	(1,488,257)
Net Change in Unrealized Depreciation on Investments	(2,945,447)	77,067,237

Net Increase in Members’ Capital Resulting from Operations	28,130,398	111,865,152

Contributions/Withdrawals:
Contributions (1)	85,210,190	47,600,676
Withdrawals (1)	(80,762,048)	(163,921,711)

Net Contributions (Withdrawals)	4,448,142	(116,321,035)

Total Increase (Decrease) in Members’ Capital	32,578,540	(4,455,883)

Members’ Capital:
Beginning of Year	341,608,454	346,064,337

End of Year	$374,186,994	$341,608,454

(1) See Note A

See Notes to Financial Statements.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Cash Flows
Year Ended October 31, 2011

Cash Flows from Operating Activities:
Net Increase in Members’ Capital Resulting from Operations	$28,130,398
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations to Net Cash Used in Operating Activities:
Cost of Securities Purchased	(196,858,250)
Proceeds from Sale of Securities	154,519,199
Adjustment to Cost of Interest Only Securities	14,618,385
Net Amortization of Premium and Accretion of Discount	(4,713,626)
Net Paydown Loss on Securities	6,012,750
Net Change in Unrealized Depreciation on Investments	2,945,447
Net Realized Gain on Investments	(3,691,976)
Net Change in Operating Assets and Liabilities:
Increase in Interest Receivable	(902,070)
Increase in Other Assets	(1,876)
Decrease in Payable for Securities Purchased	(4,466,021)
Decrease in Accrued Audit and Tax Fees	(3,000)
Increase in Accrued Administrative Fees	19,233
Increase in Accrued Custodian Fees	4,724
Decrease in Other Accrued Expenses	(35,747)
Decrease in Accrued Legal Expenses	(10,000)

Net Cash Used in Operating Activities	(4,432,430)

Cash Flows from Financing Activities*:
Contributions	10,358,000
Withdrawals	(5,925,570)

Net Cash Provided by Financing Activities	4,432,430

Net Decrease in Cash	—
Cash at Beginning of Year	—

Cash at End of Year	—

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $74,847,190.

See Notes to Financial Statements

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2011

A.

Organization: Torchlight Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities. Torchlight Investors, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, certain of its investors are other investment funds (referred to as “Feeder Funds”) investing all or a substantial portion of their assets in the Master Fund. At October 31, 2011, Torchlight Value Fund, Inc., and Torchlight Value Fund plc are the only investors invested in the Master Fund, and own 92.5% and 7.5% of the members’ capital of the Master Fund, respectively. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

Investors (the Master Fund’s feeder funds) may make an investment in the Master Fund on any Business Day at the next determined net asset value, subject to the Fund’s ability to reject or limit certain investments. A Business Day is any weekday the New York Stock Exchange (the “NYSE”) is open for trading. All investments in the Fund are subject to a minimum initial subscription of $3,000,000. In certain circumstances, the Adviser may reduce such minimum at its discretion. Investors may redeem their investment on any Business Day at the next determined net asset value. Investors hold a Member interest in the Master Fund.

Included in contributions and withdrawals on the Statements of Changes in Members’ Capital are $74,847,190 and $46,000,615 of distributions reinvested into the Master Fund for 2011 and 2010, respectively.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. Management had adopted ASU 2010-06 for the fiscal year ended October 31, 2010, except for the level 3 rollforward of activity and has determined that the impact to the financial statements is not material.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends U.S. GAAP to conform it with fair value measurement and disclosure requirements in International Financial Reporting Standards. The amendments in ASU 2011-04 change the wording used to describe the requirements in U.S. GAAP for measuring fair value and requires additional disclosure information about fair value measurements. Management is currently evaluating the impact this accounting standard update will have on the financial statements. The amendments in ASU 2011-04 are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Master Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of October 31, 2011 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$133,670,233	$225,916,334	$359,586,567
Corporate Bond	—	—	7,210	7,210
Mezzanine Loan	—	—	2,346,371	2,346,371
Money Market Fund	5,262,044	—	—	5,262,044
Mortgage-Backed Securities	—	—	2,929,534	2,929,534
Total	$5,262,044	$133,670,233	$231,199,449	$370,131,726

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Corporate Bond	Mezzanine Loan	Mortage-Backed Securities	Total

Balance as of 10/31/10	$234,672,044	$6,888	$—	$—	$234,678,932
Realized gain (loss)	(13,750,254)	—	—	—	(13,750,254)
Change in unrealized appreciation/(depreciation)	10,331,485	(1,391)	(342,379)	(285,718)	9,701,997
Net amortization /accretion	(10,519,183)	1,713	—	(68,016)	(10,585,486)
Net purchases (sales)	69,849,714	—	2,688,750	3,283,268	75,821,732
Net Transfers in and/or out of Level 3*	(64,667,472)	—	—	—	(64,667,472)
Balance as of 10/31/11	$225,916,334	$7,210	$2,346,371	$2,929,534	$231,199,449

Net change in unrealized appreciation/(depreciation) from positions still held at 10/31/11					(10,329,770)
*Net transfers out of level 3 relate primarily to an increase in availability of observable inputs for certain securities.

2.

Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. As of October 31, 2011, the Master Fund held $275,084,534 of restricted securities.

3.

Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

4.

Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets will be managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of October 31, 2011, no provision for income taxes would be required in the financial statements.

The Master Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the year ended October 31, 2011, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

C.

Advisory Services and Directors: Torchlight Investors, LLC (the “Adviser”) is registered with the SEC as an investment adviser and is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and feeder funds levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the feeder funds’ level. For the year ended October 31, 2011, no such fees were paid by the Master Fund.

The Master Fund’s Board of Directors consists of Interested Directors, who are affiliates of the Master Fund and/or the Adviser, and Independent Directors, as defined by the Investment Company Act of 1940. Interested Directors are not paid for services provided to the Master Fund. Independent Directors are compensated through an annual retainer and for their attendance at quarterly and ad-hoc meetings.

D.

Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.

Purchases and Sales: For the year ended October 31, 2011, the Master Fund made purchases of $191,596,206 and sales of $127,230,815 of investment securities other than long-term U.S. Government and short-term securities (other than money market funds). There were no purchases of long-term U.S. Government securities and $5,138,860 in sales of long-term U.S. Government securities during the period.

F.

Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Related Parties: The Adviser is a related party of the Master Fund. Certain employees of the Adviser also serve as Interested Directors on the Master Fund’s Board of Directors.

Certain trusts that issue the Master Fund’s portfolio securities may retain an affiliate of the Adviser as “special servicer” to resolve delinquent and defaulted underlying loans held by such trusts. When retained as such, the special servicer may or may not service loans affecting securities of the trust in which the Master Fund is invested. The compensation of the special servicer is an expense of the individual security holding such loans, as allocated by the trust, but this arrangement can be viewed as representing additional compensation to the Adviser derived from the Master Fund. Service and fee levels are commensurate with market rates for such services.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.

Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

2.

Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. federal securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
TORCHLIGHT VALUE FUND MASTER, LLC

3.

Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

4.

Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

I.

Subsequent Events: Management has evaluated the effect of subsequent events that may require disclosure on the Master Fund’s financial statements and determined that there are no subsequent events that would require disclosure in the Master Fund’s financial statements.

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TORCHLIGHT VALUE FUND MASTER, LLC

The Board of Directors and Members of Torchlight Value Fund Master, LLC:

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of portfolio holdings, of Torchlight Value Fund Master, LLC (the “Master Fund”) as of October 31, 2011, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torchlight Value Fund Master, LLC at October 31, 2011, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 20, 2011

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ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

FUND EXPENSES (unaudited)
TORCHLIGHT VALUE FUND MASTER, LLC

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Torchlight Value Fund Master, LLC
Actual	$1,000.00	$946.96	0.14%	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	0.14%	$0.69

*Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 10/31/11. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2692 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec. gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

35  |

ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Torchlight Value Fund, Inc., 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Torchlight Value Fund Master, LLC

James Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Chief Operating Officer, FrontPoint Partners, LLC; formerly, Founder and Principal of GlobeOp Financial Services, LLC	2	Torchlight Value Fund Master, LLC; Various Rubicon Fund Management and GSA Capital fund entities.

Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Torchlight Value Fund Master, LLC

*Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Over- seen by Director	Other Directorships Held by Director

Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, Clarion Partners, LLC	2	Torchlight Value Fund Master, LLC

Daniel Heflin	President, CEO, CIO, and Director	Director since July 1997	President, CEO, and CIO, Torchlight Investors, LLC	2	Torchlight Value Fund Master, LLC; Torchlight Investors, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 25, 2011, which is available from the Fund at no charge by calling Robert Kopchains at (212) 883-2692.

36  |

ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

OFFICERS AND DIRECTORS (continued)

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years

Daniel Heflin	President, CEO, CIO and Director	President, CEO, and CIO, Torchlight Investors, LLC

Ramalingam Ganesh	Chief Financial Officer	CFO, Torchlight Investors, LLC; formerly, Executive Director, Morgan Stanley Investment Management, Inc.

Jerry Cammarata	Chief Compliance Officer	Vice President, Torchlight Investors, LLC

Joanne M. Vitale	Vice President	Managing Director, Clarion Partners, LLC; formerly, Director, Clarion Partners, LLC

37  |

ANNUAL REPORT 2011 | TORCHLIGHT VALUE FUND, INC.

CONTACT INFORMATION

Investment Adviser
Torchlight Investors, LLC
230 Park Avenue
New York, NY 10169

Investor Relations
Robert Kopchains
230 Park Avenue
New York, NY 10169
Phone: (212) 883-2692

Administrator
The Bank of New York Mellon Corporation
101 Barclay Street
New York, NY 10286

Custodian
The Bank of New York Mellon Corporation
100 Colonial Center Parkway
Lake Mary, FL 32746

Item 2. Code of Ethics.

(a)          The registrant has adopted a code of ethics that applies to the registrant’s President and Chief Financial Officer.

(b)          Not applicable.

(c)          The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)          The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)          Not applicable.

(f)          (1)      The registrant’s Code of Ethics is attached hereto as exhibit 12(a)(1).

              (2)          N/A

              (3)          N/A

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors (“Board”) has determined that the registrant has at least one Audit Committee Financial Expert (“ACFE”) serving on the registrant’s Audit Committee. The Board determined that S. Leland Dill qualifies as ACFE and is “independent” (as each item defined in Item 3 of Form N-CSR).

A person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

(a).          Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2011: $94,150
2010: $93,200

(b).          Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2011: $0
2010: $0

(c).          Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2011: $27,500
2010: $26,500

(d).          All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2011: $0
2010: $0

(e)           Audit Committee Pre-Approval Policies and Procedures.

              (i)    Per Rule 2-01(c)(7)(A), the audit committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the registrant.

              (ii)   100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was zero.

(g)           The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant, the registrant’s adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly impacted the registrant for the period from November 1, 2010 to October 31, 2011 were $0.

(h)           There were no non-audit services rendered by the principal accountant to the registrant’s investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

(a)

The Torchlight Value Fund Master, LLC has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, which consists of three independent directors. The audit committee members are S. Leland Dill, James Webb, and Mark B. Taylor.

(b)	Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)              Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b)              There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)          Code of Ethics.

(a)(2)          Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b)              Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	January 5, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	January 5, 2012

By:	/s/ Ramalingam Ganesh

Name:	Ramalingam Ganesh
Title:	Chief Financial Officer
Date:	January 5, 2012